Trade receivables and unbilled revenue, net	12 Months Ended
Mar. 31, 2021
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Trade receivables and unbilled revenue, net
7. Trade receivables and unbilled revenue, net
Trade receivables and unbilled revenue consist of the following:

	As at
	March 31,	March 31,
	2021	2020
Trade receivables and unbilled revenue*	$152,414	$149,345
Less: Allowances for ECL	(2,624)	(1,590)

Total	$149,790	$147,755

Non-current trade receivables	$269	$—
Current trade receivables and unbilled revenue*	$149,521	$147,755

*	As at March 31, 2021 and March 31, 2020 unbilled revenue includes contract assets amounting to $191 and $905, respectively.
The movement in the ECL is as follows:

	Year ended March 31,
	2021	2020	2019
Balance as at March 31, 2019	$—	$—	$564
Impact on adoption of IFRS 9	—	—	(74)

Balance at the beginning of the year	$1,590	$1,182	$490
Charged to consolidated statement of income	1,971	1,316	1,171
Write-offs, net of collections	(589)	(299)	(331)
Reversals	(637)	(533)	(157)
Translation adjustment	289	(76)	9

Balance at the end of the year	$2,624	$1,590	$1,182